Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 1,799	¥ 1,426
Installment loans, provision for credit loss		(268)	5,860
Subtotal in the above table, provision for credit loss		1,531	7,286
Other financial assets measured at amortized cost, provision for credit loss		387	57
Total in the above table, provision for credit loss		1,918	7,343
Off-balance sheet credit exposures, provision for credit loss	[1]	(66)	2,336
Available-for-sale debt securities, provision for credit loss	[2]	(22)	102
Amount reported on the consolidated financial statements, provision for credit loss		¥ 1,830	¥ 9,781

[1]	The allowance for off-balance sheet credit exposure were ¥17,611 million and ¥17,175 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥3,505 million and ¥3,354 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”